UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares				Value

COMMON STOCKS - 93.95%

Apparel & Other Finished Prods of Fabrics & Similar Material - 3.08%
7,230	True Religion Apparel, Inc. *			$ 154,288

Communications Services, NEC - 2.44%
4,928	Neustar, Inc. Class-A *			122,510

Computer Communications Equipment - 4.13%
9,459	Cisco Systems, Inc. *			207,152

Electronic Computers - 1.96%
7,594	Dell, Inc. *			98,494

Finance Services - 2.56%
3,050	American Express Co.			128,191

Hospital & Medical Service Plans - 9.15%
3,664	Humana, Inc. *			184,079
4,085	Wellcare Health Plans, Inc. *			118,302
2,765	Wellpoint, Inc. *			156,610
				458,991
Pharmaceutical Preparations - 10.24%
20,757	Pfizer, Inc.			356,398
15,858	Prestige Brands Holdings, Inc. *			156,836
				513,234
Retail-Apparel & Accessory Stores - 1.94%
4,184	Aeropostale, Inc.*			97,278

Retail-Computer & Computer Software - 1.97%
5,018	Gamestop Corp. Class-A *			98,905

Retail-Drug Store and Proprietary Stores - 4.05%
11,599	Petmed Express, Inc.			202,982

Retail-Radio, TV & Consumer Electronics Stores - 2.46%
3,019	Best Buy Co., Inc.			123,266

Retail-Shoe Stores - 3.13%
5,474	DSW, Inc. Class-A *			157,104

Semiconductors & Related Devices - 4.47%
11,665	Intel Corp.			223,968

Services-Advertising Agencies - 2.72%
10,418	Valueclick, Inc. *			136,267

Services-Business Services - 9.31%
10,225	Ebay, Inc. *			249,490
12,289	Western Union Co.			217,147
				466,637
Services-Computer Programming, Date Processing, Etc. - 5.15%
491	Google, Inc. Class-A *			258,163

Services-Consumer Credit Reporting - 2.45%
1,660	Dun & Bradstreet Corp.			123,072

Services-Engineering, Accounting, Research, Management - 2.98%
4,524	Forrester Research, Inc. *			149,654

Services-Mailing, Reproduction - 1.51%
9,617	American Reprographics Co. *			75,493

Services-Management Consulting - 2.69%
4,280	Corporate Executive Board Co.			135,077

Services-Personal Services - 6.18%
11,935	H&R Block, Inc.			154,558
4,974	Weight Watchers International, Inc.			155,139
				309,697
Services-Prepackaged Software - 5.01%
5,438	CA, Inc.			114,850
5,569	Microsoft Corp.			136,385
				251,235
Telegraph & Other Message Communications - 4.37%
9,221	J2 Global Communications, Inc. *			219,368

TOTAL FOR COMMON STOCKS (Cost $4,536,479) - 93.95%				$ 4,711,026

SHORT TERM INVESTMENTS - 4.92%
246,822	Fidelity Institutional Money Market Portfolio			246,822
	0.30% ** (Cost $246,822)

TOTAL INVESTMENTS (Cost $4,783,301) - 98.87%				$ 4,957,848

LIABILITIES IN EXCESS OF OTHER ASSETS - 1.13%				56,434

NET ASSETS - 100.00%				$ 5,014,282

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2010.

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,536,479 amounted to $174,547 which consisted of aggregate gross unrealized appreciation of $363,077 and aggregate gross unrealized depreciation of $188,530.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$4,711,026	$0	$0	$4,711,026
Exchange Traded Funds		$0	$0	$0	$0
Convertible Bonds		$0	$0	$0	$0
Cash Equivalents		$246,822	$0	$0	$246,822
Total		$4,957,848	$0	$0	$4,957,848

Leigh Baldwin Total Return Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares					Value

COMMON STOCKS - 87.63%

Biological Products (No Diagnostic Substances) - 0.99%
1,000	Gilead Sciences, Inc. *				$ 35,610

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 4.47%
3,400	Heinz Co.				161,058

Cigarettes - 5.44%
3,500	Philip Morris International, Inc.				196,070

Crude Petroluem & Natural Gas - 4.63%
4,600	Petroleo Brasileiro S.A.				166,842

Farm Machinery & Equipment - 0.87%
5,000	Arts-Way Manufacturing Co.				31,500

Finance Services - 1.05%
5,000	Oneida Financial Corp.				37,750

Grain Mill Products - 8.26%
4,000	General Mills, Inc.				146,160
3,000	Kellogg Co.				151,530
					297,690
Guided Missiles & Space Vehicles & Parts - 4.94%
2,500	Lockheed Martin Corp.				178,200

Malt Beverages - 4.32%
3,300	Molson Coors Brewing, Co.				155,826

National Commercial Banks - 0.83%
5,000	Wilber Corp.				29,800

Petroleum Refining - 6.26%
2,600	Exxon Mobil Corp.				160,654
2,000	Suncor Energy, Inc.				65,100
					225,754
Pharmaceutical Preparations - 4.51%
6,000	Bristol Myers Squibb Co.				162,660

Pumps & Pumping Equipment - 3.90%
3,000	ITT Corp.				140,490

Retail-Drug Stores & Proprietary Stores - 5.11%
5,500	Walgreen Co.				184,250

Security Brokers, Dealers & Flotation Companies - 3.86%
10,000	Schwab Corp.				139,000

Semiconductors & Related Devices - 4.79%
9,000	Intel Corp.				172,800

Services-Engineering, Accounting, Research, Management - 4.57%
6,000	Paychex, Inc.				164,940

Services-Miscellaneous Amusement & Recreation - 4.13%
4,500	Walt Disney Co.				148,950

Services-Motion Picture & Video Tape Production - 1.77%
2,000	DreamWorks Animation SKG, Inc. *				63,820

Services-Prepackaged Software - 4.42%
6,500	Microsoft Corp.				159,185

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 4.16%
2,500	Proctor & Gamble Co.				149,925

Telephone Communications - 4.36%
5,500	AT&T Corp.				157,300

TOTAL FOR COMMON STOCKS (Cost $2,537,439) - 87.63%					$ 3,159,420

EXCHANGE TRADED FUNDS - 4.07%
5,000	Aberdeen Asia Pacific Fund				$ 34,800
2,000	Direxion Large Cap Bear 3X Shares *				$ 24,840
5,000	The Gabelli Global Gold, Natural Resources & Income Trust				87,250

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $87,209) - 4.07%					$ 146,890

REAL ESTATE INVESTMENT TRUSTS - 4.39%
9,000	Annaly Capital Management, Inc.				$ 158,400

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $130,550) - 4.39%					$ 158,400

PUT OPTIONS

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	Annaly Capital Management, Inc.
8,500	January 2012 Put @ 15.00				$ 17,085

	AT&T Corp.
5,500	January 2012 Put @ 20.00				5,500

	Bristol Myers Squibb Co.
6,000	January 2012 Put @ 20.00				7,320

	Walt Disney Co.
4,500	January 2012 Put @ 25.00				9,090

	Exxon Mobil Corp.
2,600	January 2012 Put @ 52.50				9,880

	General Mills, Inc.
4,000	January 2012 Put @ 30.00				7,040

	Heinz Co.
3,400	January 2012 Put @ 40.00				7,310

	Intel Corp.
8,500	January 2012 Put @ 15.00				10,795

	ITT Corp.
2,700	January 2011 Put @ 45.00				5,805

	Kellogg Co.
3,000	January 2012 Put @ 40.00				4,950

	Lockheed Martin Corp.
2,500	January 2012 Put @ 65.00				16,275

	Microsoft Corp.
6,500	January 2012 Put @ 22.50				17,225

	Molson Coors Brewing Co.
3,000	January 2011 Put @ 35.00				300

	Paychex, Inc.
5,700	January 2012 Put @ 25.00				14,820

	Petroleo Brasileiro S.A.
4,600	January 2012 Put @ 30.00				12,742

	Philip Morris International, Inc.
3,500	January 2012 Put @ 40.00				8,050

	Proctor & Gamble Co.
2,500	January 2012 Put @ 50.00				7,625

	Schwab Corp.
10,000	January 2012 Put @ 12.50				15,500

	Wallgreen Co.
5,500	January 2012 Put @ 22.50				6,160

	TOTAL (Premiums Paid $249,412) - 5.09%				$ 183,472

SHORT TERM INVESTMENTS - 2.65%
95,404	Fidelity Institutional Government Money Market Fund-Class I, 0.06%** (Cost $95,404)				95,404

TOTAL INVESTMENTS (Cost $3,100,014) - 103.83%					$ 3,743,586

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.83%)					(138,186)

NET ASSETS - 100.00%					$ 3,605,400

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.

Leigh Baldwin Total Return Fund
Schedule of Options Written
September 30, 2010 (Unaudited)

	CALL OPTIONS WRITTEN

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price				Value

	Annaly Capital Management, Inc.
10,000	October 2010 Call @ 18.00				$ 900

	AT&T Corp.
5,500	November 2010 Call @ 29.00				2,420

	Bristol Meyers Squibb Co.
6,000	October 2010 Call @ 28.00				720

	Walt Disney Co.
4,500	October 2010 Call @ 35.00				405

	DreamWorks Animation SKG, Inc.
2,000	November 2010 Call @ 35.00				1,000

	Exxon Mobil Corp.
2,600	October 2010 Call @ 62.50				1,430

	General Mills, Inc.
1,000	October 2010 Call @ 737.50				1,560

	Gilead Sciences, Inc.
1,000	October 2010 Call @ 36.00				550

	Heinz Co.
3,400	October 2010 Call @ 47.00				3,264

	Intel Corp.
9,000	October 2010 Call @ 19.00				5,580

	ITT Corp.
3,000	October 2010 Call @ 50.00				300

	Kellogg Co.
3,000	October 2010 Call @ 50.00				3,060

	Lockheed Martin Corp.
2,000	October 2010 Call @ 870.00				4,000

	Lockheed Martin Corp.
500	October 2010 Call @ 75.00				75

	Microsoft Corp.
6,500	October 2010 Call @ 25.00				1,625

	Molson Coors Brewing Co.
3,300	October 2010 Call @ 45.00				7,590

	Paychex, Inc.
6,000	October 2010 Call @ 26.00				8,400

	Petroleo Brasileiro S.A.
4,600	October 2010 Call @ 36.00				4,600

	Proctor & Gamble Co.
2,500	October 2010 Call @ 62.50				150

	Philip Morris International, Inc.
3,500	October 2010 Call @ 55.00				5,145

	Schwab Corp.
10,000	October 2010 Call @ 14.00				5,500

	Suncor Energy, Inc.
2,000	October 2010 Call @ 32.00				2,300

	Wallgreen Co.
5,500	October 2010 Call @ 29.00				24,475

	Total (Premiums Received $55,297)				$ 85,049

NOTES TO FINANCIAL STATEMENTS
Leigh Baldwin Total Retrun Fund
1. SECURITY TRANSACTIONS

At September 30, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,100,014 amounted to $211,980, which consisted of aggregate gross unrealized appreciation of $93,227 and aggregate gross unrealized depreciation of $305,207.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$3,159,420	$0	$0	$3,159,420
Exchange Traded Funds		$146,890	$0	$0	$146,890
Real Estate Investment Trusts		$ 158,400	$0	$0	$158,400
Options Purchased		$ 183,472	$0	$0	$183,472
Cash Equivalents		$ 95,404	$0	$0	$95,404
Total		$3,743,586	$0	$0	$3,743,586

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$ 85,049	$0	$0	$85,049
Total		$ 85,049	$0	$0	$85,049

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date November 22, 2010

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date November 22, 2010